(ICON)

Prudential
International
Bond Fund,
Inc.
---------------------------
(formerly The Global
Government Plus
Fund, Inc.)

ANNUAL
REPORT
Dec. 31, 1997

(LOGO)

Prudential International Bond Fund, Inc.

Performance At A Glance.
Global bonds generated modest returns as an Asian economic crisis pushed bond prices lower (and yields higher) in many developing countries throughout Asia and Latin America. But core European bond markets and U.S. Treasury securities rallied as investors sought refuge from turmoil in the Far East.
Your
Prudential International Bond Fund beat the average comparable fund tracked by Lipper Analytical Services. Its investments in key European bonds and U.S. Treasuries helped the Fund ride out volatile market conditions spawned by Asian economic turbulence.

Cumulative Total Returns1                          As of
12/31/97
                     One       Five        Ten         Since
                     Year      Years      Years
Inception2
Class A              3.62%     65.32%    122.22%
145.74%
Class B              3.25       N/A        N/A         16.53
Class C              3.25       N/A        N/A         16.53
Class Z              N/A        N/A        N/A          4.97
Lipper Gen.
World Inc. Avg3      3.00      39.72      99.46         ***

Average Annual Total Returns1                      As of
12/31/97
                     One       Five        Ten         Since
                     Year      Years      Years
Inception2
Class A             -0.53%     9.68%      7.87%
8.53%
Class B             -1.75       N/A        N/A          6.21
Class C              2.25       N/A        N/A          8.12

Dividends & Yields                                  As of
12/31/97
                     Total Distributions       30-Day
                       Paid for 12 Mos.       SEC Yield
Class A                    $0.82                4.79%
Class B                    $0.78                4.38
Class C                    $0.78                4.39
Class Z                    $0.83                5.13

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Past performance numbers, with the exception of one-year returns, do not fully reflect the higher operating expenses incurred since the Fund commenced operations as an open-end mutual fund on January 15, 1996. If these expenses had been applied since the Fund's inception, past performance returns would have been lower. Prior to January 15, 1996, the Fund operated as a closed-end fund with shares being traded on the New York Stock Exchange.

1 Source: Prudential Investments Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 4% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years. Class
C shares have a 1% CDSC for one year. Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years. Class Z shares are not subject to a sales charge or a distribution fee. Since Class Z shares have been in existence less than a year, no average annual total returns are presented.

2 Inception dates: Class A, 7/31/87; Class B and Class C,
1/15/96;
and Class Z; 3/17/97.

3 These are the average cumulative total returns of all funds in each share class in the Lipper General World Income Fund category.

*** Lipper Since Inception returns are: Class A, 121.54%;
Class
B and Class C, 11.98%; and Class Z, 5.38% for all funds in each
Lipper share class.

How Investments Compared.
   (As of 12/31/97)
       (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several
Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year.
But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value;
they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Gabriel Irwin and Simon Wells, Fund Managers     (PICTURE)
(PICTURE)

Portfolio
Managers'
Report


Dodging A
Bullet.

Your Fund avoided the huge losses stemming from the Asian economic crisis because its exposure to the region accounted for less than 1% of its total investments. When signs of trouble emerged early in the summer, we took steps to protect the Fund by entering into forward contracts to sell
Indonesian rupiahs. This removed the risk of owning rupiahs from the Fund's small exposure to Indonesian money market securities.

Your Fund seeks to maximize total return, which is current income plus any capital appreciation of its underlying bonds.
The Fund invests primarily in intermediate-term, investment grade debt securities issued outside the U.S. (However, up to
35% of total investments can be held in U.S. securities.)
The
Fund may also invest up to 15% of total assets in bonds rated below investment grade with a minimum rating of "B" by Standard
& Poor's or Moody's or of comparable quality in our view.
Lower
rated securities carry a greater risk of loss of principal and interest than higher rated securities. There are special risks associated with foreign investing, including social, political and currency risks as well as potential illiquidity. There can be no assurance that the Fund will achieve its investment objective.


Strategy Session.
Asian Tigers Whimper.

Economic problems had been brewing in Asia for some time when the crisis erupted in October, igniting a sharp sell-off in global stocks and emerging market bonds. By contrast, U.S. Treasuries and major European bond markets gained as investors fled embattled Asian markets. Treasuries also rallied because investors realized the Federal Reserve would leave monetary policy unchanged in November and December since increasing the federal funds rate (what banks charge each other for overnight loans) would attract even more cash to the U.S. from Asia. During this time, we enhanced your Fund's returns by lengthening duration (a measure of sensitivity to interest rate fluctuations) by purchasing attractively priced long-term
Treasuries along with government bonds of the United
Kingdom,
Germany and Canada.

U.S. Economy Roars.
Investors focused on the U.S. early in the reporting period. The U.S. economy expanded in 1997 at its fastest pace in nine years. Because a strong economy can lead to higher inflation, investors expected the Federal Reserve to increase the federal funds rate to rein in robust economic growth. They did not have to wait long. U.S. central bankers voted in March to raise the federal funds rate by a quarter percentage point to 5.50%.

In April, some investors thought another increase in interest rates was imminent so they continued pushing bond yields higher.
To protect the value of your Fund during this period, we shortened duration. We lengthened duration later in the year as it became clear the Federal Reserve would not move again.

What Went Well.
A Flight To Quality.

Your Fund was well-positioned in currencies and bonds that appreciated in value as investors fled to safer shores from chaotic Asian economic conditions. For example, the U.S.
dollar strengthened during the reporting period, hitting a five-and-a-half-year high against the Japanese yen in December. The yen came under heavy pressure as a widely watched survey showed business sentiment among Japanese manufacturers had taken a decidedly negative turn. Your
Fund did not own Japanese yen, and we used forward contracts to remove its Indonesian rupiah exposure.
On the other hand, a hefty 75% exposure as of December
31, 1997 to dollar-bloc currencies (U.S., Australia,
New Zealand and Canada) enhanced your Fund's performance.

Among the debt securities that gained from flight-to-quality buying were government bonds of the United Kingdom and Germany, which respectively comprised 9% and 14% of your Fund's total investments at the end of the year. We extended duration in the fourth quarter to 5.1 years from 4.8 years. The longer duration helped your Fund take better advantage of the rally in these key bond markets.

  Portfolio Composition.
 Expressed as a percentage of
total investments as of 12/31/97.
(PIE)

And Not So Well.
Trek Through
Fjord Country.

Initially, the outlook for the Norwegian krone looked very promising in 1997. So we were not surprised when the krone got off to a good start early in the year, strengthening to about 3.9 per German mark in late January. As it turned out, that level was the peak for 1997. The krone sank to a low for the year of about 4.22 per German mark in June. While the krone comprised as much as
3% of your Fund's currency weighting in 1997, disappointment over the Norwegian currency's lackluster performance led us to sell the position shortly after the reporting period ended.

Looking Ahead.
We expect the U.S. dollar to remain strong provided there is no serious deterioration in the U.S. balance of trade. This could happen if consumers in struggling Asian countries purchase fewer U.S. imports, while American shoppers snap up cheaply priced Asian exports. At any rate, global economic growth will likely slow and inflationary pressures subside, so we believe the rally in Treasuries and major European bonds has not run out of steam. Emerging market bonds in Asia, and to a lesser extent in Latin America and Eastern Europe, will probably remain under pressure over the next several months as investors wait to see if real progress is made toward resolving Asia's problems.

Five Largest Issuers.
11.9%   U.S. Treasury
        Obligations
11.3%   German Government
        Bonds
7.0%    U.K. Treasury Bonds
6.8%    Danish Government
        Bonds
4.1%    Spanish Government
        Bonds

Expressed as a percentage of net assets
as of 12/31/97.

President's Letter                               February 2,
1998
(PICTURE)

Investing Smart.

Dear Shareholder:
This is the season when many investors receive income tax refunds or have a CD or two maturing. What will you do with these assets?
Investing smart can be a challenge especially given today's new investment choices.

The Federal Taxpayer Relief Act of 1997 is changing the way
Americans invest and accumulate wealth, save for college or build a nest egg for retirement. While the law offers opportunity, it is also complex. You may need help to put things in perspective.

Now may be an excellent time for you and your Prudential
Financial Professional to update your investment strategy and retirement plan. A wise investor does so periodically.
You could find the tax law opening doors that may benefit you now or over the long term, such as --

--    Revised Capital Gains Tax Rates & Exclusions.
Long-term rates are down. Is your portfolio positioned to benefit? Also, new rules allow you to keep more of the profit from the sale of your home (perhaps up to $500,000 more).

--   New Roth IRAs. The Roth IRA features tax-free
distributions
and does not require mandatory withdrawals, which should be of particular interest to retirees seeking to shelter assets in a tax-free account.

--    New Education IRAs. Similar to a traditional IRA, but
specifically designed for higher education. The new law also creates credits and deductions to help defray college costs.

--    Expanded IRAs. Rules governing traditional IRAs have
been extensively revised. Deductibility and contribution limits have been broadened as has the list for penalty-free early withdrawals, including first-time home buyers.

As you can see, what you don't know may cost you! That's why
I recommend you call your Prudential Financial Professional and get a free investment plan checkup. Let us give you the information and tools to invest smart.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as of                    PRUDENTIAL
INTERNATIONAL BOND
December 31, 1997                                 FUND, INC.
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Principal
Amount                                               US$
(000)                     Description           Value (Note
1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--87.5%
------------------------------------------------------------
Australia--6.7%
 A$     1,500     Federal National Mortgage
                    Association,
                    6.375%, 8/15/07                  $
985,220
        3,700     New South Wales Treasury
                    Corporation,
                    6.50%, 5/1/06
2,441,618
        4,500     Queensland Treasury Corporation,
                    8.00%, 8/14/01
3,142,575
                                                     -------
----

6,569,413
------------------------------------------------------------
Canada--10.2%
 C$     4,000     British Columbia Provincial Bond,
                    7.75%, 6/16/03
3,073,056
        4,600     Canadian Government Bond,
                    9.00%, 12/1/04
3,839,408
        1,500     Ontario Hydro
                    7.75%, 11/3/05
1,176,481
        2,600     Province of Quebec,
                    6.50%, 10/1/07
1,875,877
                                                     -------
----

9,964,822
------------------------------------------------------------
Denmark--6.8%
                  Danish Government Bonds,
 DKr   21,000     7.00%, 12/15/04
3,349,009
       19,250     8.00%, 3/15/06
3,258,753
                                                     -------
----

6,607,762
------------------------------------------------------------
Germany--13.0%
                  German Government Bonds,
  DM    5,500     6.75%, 4/22/03
3,311,851
        5,300     7.375%, 1/3/05
3,321,261
        3,000     6.00%, 1/5/06
1,744,662
        4,500     6.25%, 1/4/24
2,608,223
        3,000     Republic of Colombia,
                    7.25%, 12/21/00
1,722,948
                                                     -------
----

12,708,945
Greece--1.3%
  GRD 370,000     Hellenic Republic,
                    12.60%, 12/31/03                 $
1,246,384
------------------------------------------------------------
Netherlands--3.7%
                  Dutch Government Bonds,
  NLG   4,400     7.00%, 6/15/05
2,407,311
        2,000     7.50%, 1/15/23
1,197,481
                                                     -------
----

3,604,792
------------------------------------------------------------
Spain--4.0%
Pts   500,000     Spanish Government Bond,
                    8.20%, 2/28/09
3,954,201
------------------------------------------------------------
Sweden--1.9%
 SEK   15,000     Swedish Government Bond,
                    6.00%, 2/9/05
1,905,609
------------------------------------------------------------
United Kingdom--8.6%
 BP       200     Republic of Argentina,
                    11.50%, 8/14/01
332,581
                  United Kingdom Treasury Bonds,
        1,850     7.75%, 9/8/06
3,313,228
        1,700     8.75%, 8/25/17
3,560,753
          650     Powergen PLC,
                    8.875%, 3/26/03
1,141,800
                                                     -------
----

8,348,362
------------------------------------------------------------
United States--31.3%
Corporate Bonds--5.0%
  US$     650     Banco Ganadero Colombian Bond
                    (Colombia),
                    9.75%, 8/26/99
664,625
        1,900     Financiera Energetica Nacional
                    (Colombia),
                    9.00%, 11/8/99
1,976,000
        1,000     Petroleas Mexicano (Mexico), FRN,
                    6.71875%, 3/8/99
985,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of                    PRUDENTIAL
INTERNATIONAL BOND
December 31, 1997                                 FUND, INC.
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Principal
Amount                                               US$
(000)                     Description           Value (Note
1)
------------------------------------------------------------
United States (cont'd.)
  US$     750     Rio De Janeiro Municipality
                    (Brazil),
                    10.375%, 7/12/99                 $
750,000
          500     Romanian Commercial Bank,
                    9.125%, 3/10/00
492,500
                                                     -------
----

4,868,125
------------------------------------------------------------
Sovereign Bonds--10.1%
        2,500     Ministry of Finance (Russia),
                    10.00%, 6/26/07
2,215,625
          960     Republic of Argentina, FRN,
                    6.6875%, 3/31/05, Ser. L
858,048
        1,570     Republic of Brazil, FRN,
                    6.8125%, 1/1/01, IDU
1,495,425
          944     Republic of Croatia, FRN,
                    6.625%, 7/31/06
862,687
          400     Republic of Lithuania,
                    7.125%, 7/22/02
381,000
        1,500     Republic of Poland, FRN,
                    6.6875%, 10/27/24
1,456,950
          500     Oman Sultanate (India),
                    7.125%, 3/20/02
503,750
        2,000     United Mexican States, FRN,
                    9.75%, 2/6/01
2,088,000
                                                     -------
----

9,861,485
------------------------------------------------------------
Supranational Bonds--4.3%
        4,100     Corporacion Andina de Formento,
                    7.375%, 7/21/00
4,171,750
------------------------------------------------------------
U.S. Government Obligations--11.9%
                  United States Treasury Bond,
        4,000     6.625%, 2/15/27
4,338,920
                  United States Treasury Notes,
        2,700     6.125%, 9/30/00
2,728,269
        2,500     7.875%, 11/15/04
2,794,925
        1,700     6.25%, 2/15/07
1,754,179
                                                     -------
----

11,616,293
                                                     -------
----

30,517,653
                                                     -------
----
                  Total long-term investments
                    (cost US$86,347,229)
85,427,943
                                                     -------
----
SHORT-TERM INVESTMENTS--8.4%
------------------------------------------------------------
Hungarian--0.7%
  HUF 130,000     Hungarian Government Bond,
                    23.50%, 5/17/98                  $
644,503
------------------------------------------------------------
Indonesia--0.3%
IDR 1,000,000     Asia Pulp And Paper, NCD,
                    14.45%(a), 1/27/98
178,155
    1,000,000     Bakrie Brothers, NCD,
                    17.50%(a), 2/19/98
81,822
                                                     -------
----

259,977
------------------------------------------------------------
United States--7.4%
Repurchase Agreement
 US$    7,271     Joint Repurchase Agreement
                    Account,
                    6.63%, 1/2/98 (Note 5)
7,271,000
                                                     -------
----
                  Total short-term investments
                    (cost US$8,840,602)
8,175,480
                                                     -------
----
------------------------------------------------------------
Total Investments--95.9%
                  (cost $95,187,831; Note 4)
93,603,423
                  Other assets in excess of
                    liabilities--4.1%
3,996,308
                                                     -------
----
                  Net Assets--100%
$97,599,731
                                                     -------
----
                                                     -------
----

---------------
Portfolio securities are classified according to the
security's currency
denomination.
(a) Percentages quoted represent yield-to-maturity as of
purchase date.
FRN--Floating Rate Note.
IDU--Interest Due and Unpaid.
NCD--Negotiable Certificates of Deposit.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Statement of Assets and Liabilities     PRUDENTIAL
INTERNATIONAL BOND FUND, INC.
------------------------------------------------------------
--------------------

Assets
December 31, 1997
Investments, at value (cost
$95,187,831)................................................
 ................        $  93,603,423
Foreign currency, at value (cost
$1,274,185).................................................
 ...........            1,379,320
Interest
receivable..................................................
 ...................................            2,625,010
Forward currency contracts--amount receivable from
counterparties.......................................
609,427
Receivable for Fund shares
sold........................................................
 .................              176,334
Other
assets......................................................
 ......................................                3,601

-----------------
   Total
assets......................................................
 ...................................           98,397,115

-----------------
Liabilities
Accrued expenses and other
liabilities.................................................
 .................              291,613
Payable for Fund shares
reacquired..................................................
 ....................              246,258
Forward currency contracts--amount payable to
counterparties............................................
182,954
Management fee
payable.....................................................
 .............................               63,615
Distribution fee
payable.....................................................
 ...........................               12,944

-----------------
   Total
liabilities.................................................
 ...................................              797,384

-----------------
Net
Assets......................................................
 ........................................        $
97,599,731

-----------------

-----------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ........................        $     137,754
   Paid-in capital in excess of
par.........................................................
 ............           99,840,912

-----------------

99,978,666
   Undistributed net investment
income......................................................
 ............              147,690
   Accumulated net realized loss on
investments.................................................
 ........           (1,424,980)
   Net unrealized depreciation on investments and foreign
currencies....................................
(1,101,645)

-----------------
Net assets, December 31,
1997........................................................
 ...................        $  97,599,731

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($96,364,971 / 13,601,467 shares of common stock
issued and outstanding)..........................
$7.08
   Maximum sales charge (4% of offering
price)......................................................
 ....                  .30

-----------------
   Maximum offering price to
public......................................................
 ...............                $7.38

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($530,998 / 74,833 shares of common stock issued and
outstanding).................................
$7.10

-----------------

-----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($76,091 / 10,724 shares of common stock issued and
outstanding)..................................
$7.10

-----------------

-----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($627,671 / 88,387 shares of common stock issued and
outstanding).................................
$7.10

-----------------

-----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

PRUDENTIAL INTERNATIONAL BOND FUND, INC.
Statement of Operations
------------------------------------------------------------

                                               Year Ended
Net Investment Income                       December 31,
1997
Income
   Interest and discount earned (net of
      foreign withholding taxes of
      $3,533)............................      $ 9,105,386
                                            ----------------
-
Expenses
   Management fee........................          835,254
   Distribution fee--Class A.............          166,365
   Distribution fee--Class B.............            2,512
   Distribution fee--Class C.............              197
   Transfer agent's fees and expenses....          269,000
   Custodian's fees and expenses.........          229,000
   Reports to shareholders...............          155,000
   Registration fees.....................           75,000
   Audit fees............................           36,000
   Directors' fees.......................           27,000
   Legal fees and expenses...............           17,000
   Miscellaneous.........................           12,117
                                            ----------------
-
      Total expenses.....................        1,824,445
                                            ----------------
-
Net investment income....................        7,280,941
                                            ----------------
-
Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions
Net realized gain on:
   Investment transactions...............          610,062
   Foreign currency transactions.........        4,820,378
                                            ----------------
-
                                                 5,430,440
                                            ----------------
-
Net change in unrealized appreciation (depreciation) on:
   Investments...........................       (8,938,100)
   Foreign currencies....................          345,033
                                            ----------------
-
                                                (8,593,067)
                                            ----------------
-
Net loss on investments and foreign
   currencies............................       (3,162,627)
                                            ----------------
-
Net Increase in Net Assets
Resulting from Operations................      $ 4,118,314
                                            ----------------
-
                                            ----------------
-

PRUDENTIAL INTERNATIONAL BOND FUND, INC.
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease)                   Year Ended December
31,
in Net Assets                        1997
1996
Operations
   Net investment income.....    $   7,280,941        $
11,655,072
   Net realized gain on
      investment and foreign
      currency
      transactions...........        5,430,440
17,611,229
   Net change in unrealized
      appreciation
      (depreciation) on
      investments and foreign
      currencies.............       (8,593,067)
(9,292,986)
                               -----------------    --------
---------
   Net increase in net assets
      resulting from
      operations.............        4,118,314
19,973,315
                               -----------------    --------
---------
Dividends and distributions
   (Note 1)
   Dividends from net
      investment income
      Class A................       (8,710,279)
(14,407,707)
      Class B................          (31,668)
(1,274)
      Class C................           (1,906)
(459)
      Class Z................           (8,615)
--
                               -----------------    --------
---------
                                    (8,752,468)
(14,409,440)
                               -----------------    --------
---------
   Distributions in excess of
      net investment income
      Class A................       (3,222,672)
(6,550,634)
      Class B................          (10,128)
(4,741)
      Class C................             (757)
(747)
      Class Z................          (10,368)
--
                               -----------------    --------
---------
                                    (3,243,925)
(6,556,122)
                               -----------------    --------
---------
Fund share transactions (Note
   6)
   Net proceeds from shares
      sold...................        3,218,583
25,036,772
   Net asset value of shares
      issued in reinvestment
      of dividends and
      distributions..........        2,720,812
3,183,726
   Cost of shares
      reacquired.............      (26,185,590)
(251,843,155)(a)
                               -----------------    --------
---------
   Net decrease in net assets
      from Fund share
      transactions...........      (20,246,195)
(223,622,657)
                               -----------------    --------
---------
Total decrease...............      (28,124,274)
(224,614,904)
Net Assets
Beginning of year............      125,724,005
350,338,909
                               -----------------    --------
---------
End of year..................    $  97,599,731        $
125,724,005
                               -----------------    --------
---------
                               -----------------    --------
---------

---------------
(a) Net of $4,291,995 redemption fee retained by the the
Fund.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Notes to Financial Statements           PRUDENTIAL
INTERNATIONAL BOND FUND, INC.
------------------------------------------------------------
--------------------
Prudential International Bond Fund, Inc., formerly known as
The Global
Government Plus Fund, Inc. (the 'Fund'), is an open-end,
nondiversified,
management investment company whose investment objective is
to seek total
return, the components of which are current income and
capital appreciation. The
Fund invests primarily in debt securities of issuers located in at least three
countries, excluding the United States (except in periods of weakness). The Fund
invests in foreign debt securities issued by foreign
corporate issuers as well
as securities issued or guaranteed by foreign governments,
semi-governmental
entities, governmental agencies, supernational entities and
other governmental
entities. The bonds are primarily of investment grade, i.e., bonds rated within
the four highest quality grades as determined by Moody's
Investor's Service or
Standard & Poor's Rating's Group, or in unrated securities
of equivalent
quality. In addition, the Fund is permitted to invest up to
15% of the Fund's
total assets in bonds rated below investment grade with a
minimum rating of B,
or in unrated securities of equivalent quality. The ability
of issuers of debt
securities held by the Fund to meet their obligations may be affected by
economic and political developments in a specific country or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Securities Valuation: In valuing the Fund's assets, quotations of foreign securities in a foreign currency are converted to U.S.
dollar equivalents at the
then current currency value. Portfolio securities that are
actively traded in
the over-the-counter market, including listed securities for which the primary
market is believed to be over-the-counter, are valued at the mean between the
most recently quoted bid and asked prices provided by
principal market makers.
Any security for which the primary market is on an exchange
is valued at the
last sale price on such exchange on the day of valuation or, if there was no
sale on such day, the last bid price quoted on such day.
Forward currency
contracts are valued at the current cost of covering or
offsetting the contract
on the day of valuation. Securities and assets for which
market quotations are
not readily available are valued at fair value as determined in good faith by or
under the direction of the Board of Directors of the Fund. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Fund's policy that its custodian or
designated
subcustodians, as the case may be under triparty repurchase
agreements, takes
possession of the underlying collateral securities, the
value of which exceeds
the principal amount of the repurchase transaction including accrued interest.
To the extent that any repurchase transaction exceeds one
business day, the
value of the collateral is marked-to-market on a daily basis to ensure the
adequacy of the collateral. If the seller defaults and the
value of the
collateral declines or if bankruptcy proceedings are
commenced with respect to
the seller of the security, realization of the collateral by the Fund may be
delayed or limited.
Foreign Currency Translation: The books and records of the
Fund are maintained
in United States dollars. Foreign currency amounts are
translated into United
States dollars on the following basis:
(i) market value of investment securities, other assets and
liabilities--at the
current rates of exchange.
(ii) purchases and sales of investment securities, income
and expenses--at the
rates of exchange prevailing on the respective dates of such transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates
and market values at the close of the year, the Fund does
not isolate that
portion of the results of operations arising as a result of
changes in the
foreign exchange rates from the fluctuations arising from
changes in the market
prices of the securities held at year-end. Similarly, the
Fund does not isolate
the effect of changes in foreign exchange rates from the
fluctuations arising
from changes in the market prices of long-term debt
securities sold during the
year. Accordingly, such realized foreign currency gains and
losses are included
in the reported net realized gains on investment
transactions.
Net realized gains or losses on foreign currency
transactions represent net
foreign exchange gains from sales and maturities of short-
term securities and
forward currency contracts, disposition of foreign
currencies, currency gains or
losses realized between the trade and settlement dates on
securities
transactions, and the difference between the amounts of
interest, discount, and
foreign taxes recorded on the Fund's books and the US dollar equivalent amounts
actually received or paid. Net currency gains (losses) from
valuing foreign
currency denominated assets (excluding investments) and
liabilities at year-end
exchange rates are reflected as a component of net
unrealized appreciation or
depreciation on investments and foreign currencies.
Foreign security and currency transactions may involve
certain considerations
and risks not typically associated with those of U.S.
companies as a result of,
among other factors, the possibility of political or
economic instability and
the level of governmental supervision and regulation of
foreign securities
markets.
------------------------------------------------------------
--------------------
                                       7

Notes to Financial Statements           PRUDENTIAL
INTERNATIONAL BOND FUND, INC.
------------------------------------------------------------
--------------------
Forward Currency Contracts: A forward currency contract is a commitment to
purchase or sell a foreign currency at a future date at a
negotiated forward
rate. The Fund enters into forward currency contracts in
order to hedge its
exposure to changes in foreign currency exchange rates on
its foreign portfolio
holdings or on specific receivables and payables denominated in a foreign
currency. The contracts are valued daily at current exchange rates and any
unrealized gain or loss is included in net unrealized
appreciation or
depreciation on investments and foreign currencies. Gain or
loss is realized on
the settlement date of the contract equal to the difference
between the
settlement value of the original and renegotiated forward
contracts. This gain
or loss, if any, is included in net realized gain (loss) on
foreign currency
transactions. Risks may arise upon entering into these
contracts from the
potential inability of the counterparties to meet the terms
of their contracts.
Security Transactions and Net Investment Income: Security
transactions are
recorded on the trade date. Realized and unrealized gains
and losses from
security and currency transactions are calculated on the
identified cost basis.
Interest income, which is comprised of three elements:
stated coupon, original
issue discount and market discount, is recorded on the
accrual basis. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Dividends and Distributions: The Fund declares daily and
pays dividends from
book basis net investment income monthly and makes
distributions at least
annually of any net capital gains. Dividends and
distributions are recorded on
the ex-dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles. These differences are primarily due to differing treatments for
foreign currency transactions.
Reclassification of Capital Accounts: The Fund accounts for
and reports
distributions to shareholders in accordance with the
American Institute of
Certified Public Accountants' Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. The
effect of applying
this statement was to increase undistributed net investment
income and increase
accumulated net realized loss on investments by $3,391,615
for foreign currency
gains realized and recognized during the year ended December
31, 1997. Net
investment income, net realized gains and net assets were
not affected by this
change.
Taxes: It is the Fund's policy to continue to meet the
requirements of the
Internal Revenue Code applicable to regulated investment
companies and to
distribute all of its taxable income to shareholders.
Therefore, no federal
income or excise tax provision is required.
Withholding taxes on foreign interest have been provided for in accordance with
the Fund's understanding of the applicable country's tax
rules and rates.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
The Prudential
Investment Corporation ('PIC'); PIC, through an agreement
with PRICOA Asset
Management Ltd. ('PRICOA'), furnishes investment advisory
services in connection
with the management of the Fund. PIFM pays for the cost of
the subadviser's
services, compensation of officers of the Fund, occupancy
and certain clerical
and bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly at an annual
rate of .75 of 1% of the Fund's average daily net assets up
to $1 billion and
 .70 of 1% of such assets in excess of $1 billion.
The Fund has a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acts as distributor of the Class A, Class B,
Class C and Class Z
shares of the Fund. The Fund compensates PSI for
distributing and servicing the
Fund's Class A, Class B, and Class C shares, pursuant to a
plan of distribution,
(the 'Class A, B and C Plan') regardless of expenses
actually incurred by them.
The distribution fees are accrued daily and payable monthly.
No distribution or
service fees are paid to PSI as distributor of the Class Z
shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates
PSI for
distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B, and C
shares respectively.
Such expenses under the Plans were .15 of 1%, .75 of 1% and
 .75 of 1% of the
average daily net assets of the Class A, B and C shares,
respectively, for the
year ended December 31, 1997.
PSI has advised the Fund that it has received approximately
$20,900 in front-end
sales charges resulting from sales of Class A shares during
the year ended
December 31, 1997. From these fees, PSI paid such sales
charges to Pruco
Securities Corporation, an affiliated broker-dealer,
------------------------------------------------------------
--------------------
                                       8

Notes to Financial Statements           PRUDENTIAL
INTERNATIONAL BOND FUND, INC.
------------------------------------------------------------
--------------------
which in turn paid commissions to sales-persons and incurred other distribution
costs.
PSI has advised the Series that for the year ended December
31, 1997, it
received approximately $200 in contingent deferred sales
charges imposed upon
certain redemptions by Class B shareholders.
PSI, PIFM, PIC and PRICOA are indirect, wholly owned
subsidiaries of The
Prudential Insurance Company of America.
The Fund, along with other affiliated registered investment
companies (the
'Funds'), has a credit agreement (the 'Agreement') with an
unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Fund did not borrow any amounts pursuant to the Agreement
during the year ended
December 31, 1997. The Funds pay a commitment fee at an
annual rate of .055 of
1% on the unused portion of the credit facility. The
commitment fee is accrued
and paid quarterly on a pro rata basis by the Funds. The
Agreement expired on
December 30, 1997 and has been extended through December 29,
1998 under the same
terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the year ended
December 31, 1997 the
Fund incurred fees of approximately $212,000 for the
services of PMFS. As of
December 31, 1997 approximately $19,000 of such fees were
due to PMFS. Transfer
agent fees and expenses in the Statement of Operations
include certain
out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 1997 aggregated $52,519,353 and $73,743,786, respectively.
At December 31, 1997, the Fund had outstanding forward currency contracts to sell and purchase foreign currencies, as follows:

                       Value at
 Foreign Currency   Settlement Date    Current
Appreciation
  Sale Contracts      Receivable        Value
(Depreciation)
------------------- ---------------  -----------  ----------
-----
Australian Dollars,
  expiring
  1/27/98..........   $ 6,527,174    $ 6,564,113     $
(36,939)
                       Value at
 Foreign Currency   Settlement Date    Current
Appreciation
  Sale Contracts      Receivable        Value
(Depreciation)
------------------- ---------------  -----------  ----------
-----
French Francs,
  expiring
  1/27/98..........   $ 4,965,767    $ 4,914,843     $
50,924
Netherlands
  Guilders,
  expiring
  1/27/98..........    10,502,179     10,436,199
65,980
Indonesian Rupiah,
  expiring
  1/27/98..........       762,732        359,928
402,804
Greek Drachma,
  expiring
  4/30/98..........     2,168,774      2,169,960
(1,186)
Swiss Francs,
  expiring
  1/27/98..........     5,872,073      5,783,352
88,721
                    ---------------  -----------  ----------
-----
                      $30,798,699    $30,228,395     $
570,304
                    ---------------  -----------  ----------
-----
                    ---------------  -----------  ----------
-----

                       Value at
 Foreign Currency   Settlement Date    Current
Purchase Contracts      Payable         Value
Depreciation
------------------- ---------------  -----------  ----------
-----
German Deutschmark
  expiring
  4/30/98..........   $ 2,168,775    $ 2,089,160     $
(79,615)
Norwegian Krone
  expiring
  1/27/98..........     3,094,636      3,058,052
(36,584)
Greek Drachma
  expiring
  4/30/98..........       972,778        945,145
(27,633)
                    ---------------  -----------  ----------
-----
                      $ 6,236,189    $ 6,092,357
$(143,832)
                    ---------------  -----------  ----------
-----
                    ---------------  -----------  ----------
-----

The United States federal income tax basis of the Fund's
investments at December
31, 1997 was $95,200,433 and, accordingly, net unrealized
depreciation for
United States federal income tax purposes was $1,597,010
(gross unrealized
appreciation--$2,641,361; gross unrealized depreciation--
$4,238,371).
For federal income tax purposes, the Fund had a capital loss carryforward as of
December 31, 1997 of approximately $949,500 which will
expire in 2002. Such
carryforward is after utilization of approximately
$2,217,400 to offset net
taxable gains recognized during the year ended December 31,
1997. Accordingly,
no capital gains distribution is expected to be paid to
shareholders until net
capital gains have been realized in excess of such amount.
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more repurchase
agreements collateralized
by U.S. Treasury or federal agency obligations. As of
December 31, 1997, the
Fund had a 0.62% undivided interest in the joint
------------------------------------------------------------
--------------------
                                       9

Notes to Financial Statements           PRUDENTIAL
INTERNATIONAL BOND FUND, INC.
------------------------------------------------------------
--------------------
account. The undivided interest for the Fund represented
$7,271,000 in the
principal amount. As of such date, each repurchase agreement in the joint
account and the collateral therefor were as follows:
Credit Suisse First Boston Corp., 6.75%, in the principal
amount of
$342,000,000, repurchase price $342,128,250, due 1/2/98. The value of the
collateral including accrued interest was $353,486,750. Deutsche Morgan Grenfell, 6.80%, in the principal amount of $200,000,000, repurchase price $200,075,555, due 1/2/98. The value of the
collateral including
accrued interest was $204,000,314.
SBC Warburg Dillon Read, Inc., 6.55%, in the principal
amount of $142,000,000,
repurchase price $142,051,672, due 1/2/98. The value of the
collateral including
accrued interest was $144,862,841.
Morgan Stanley, Dean Witter, Discover & Co., 5.95%, in the
principal amount of
$151,553,000, repurchase price $151,603,097, due 1/2/98. The value of the
collateral including accrued interest was $154,584,932. Salomon Smith Barney Inc., 6.75%, in the principal amount of $342,000,000, repurchase price $342,128,250, due 1/2/98. The value of the
collateral including
accrued interest was $350,295,372.
------------------------------------------------------------
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective March 17,
1997, the Fund commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
There are 2 billion shares of common stock, $.01 par value per share, authorized divided into four classes, designated Class A, Class B, Class C and Class Z common stock, consisting of 500 million shares of each class. As of December 31,
1997 Prudential owned 11,470 Class A shares.
Transactions in shares of common stock were as follows:

Class A                               Shares          Amount
---------------------------------   -----------    ---------
----
Year ended December 31, 1997:
Shares sold......................       269,214    $
1,994,094
Shares issued in reinvestment of
  dividends and distributions....       365,841
2,666,579
Shares reacquired................    (3,501,592)
(26,103,706)
                                    -----------    ---------
----
Net decrease in shares
  outstanding....................    (2,866,537)   $
(21,443,033)
                                    -----------    ---------
----
                                    -----------    ---------
----
January 15, 1996(b) through
  December 31, 1996:
Shares sold......................     3,220,486    $
24,951,678
Shares issued in reinvestment of
  dividends and distributions....       414,016
3,178,814
Shares reacquired................   (32,809,008)
(251,843,149)(a)
                                    -----------    ---------
----
Net decrease in shares
  outstanding....................   (29,174,506)
$(223,712,657)
                                    -----------    ---------
----
                                    -----------    ---------
----
Class B
---------------------------------
Year ended December 31, 1997:
Shares sold......................        62,322    $
465,398
Shares issued in reinvestment of
  dividends and distributions....         4,402
31,994
Shares reacquired................        (1,673)
(12,403)
                                    -----------    ---------
----
Net increase in shares
  outstanding....................        65,051    $
484,989
                                    -----------    ---------
----
                                    -----------    ---------
----
January 15, 1996(b) through
  December 31, 1996:
Shares sold......................         9,299    $
73,644
Shares issued in reinvestment of
  dividends and distributions....           484
3,719
Shares reacquired................            (1)
(6)
                                    -----------    ---------
----
Net increase in shares
  outstanding....................         9,782    $
77,357
                                    -----------    ---------
----
                                    -----------    ---------
----
Class C
---------------------------------
Year ended December 31, 1997:
Shares sold......................        14,124    $
102,477
Shares issued in reinvestment of
  dividends and distributions....           149
1,087
Shares reacquired................        (5,201)
(38,465)
                                    -----------    ---------
----
Net increase in shares
  outstanding....................         9,072    $
65,099
                                    -----------    ---------
----
                                    -----------    ---------
----
January 15, 1996(b) through
  December 31, 1996:
Shares sold......................         1,497    $
11,450
Shares issued in reinvestment of
  dividends and distributions....           155
1,193
                                    -----------    ---------
----
Net increase in shares
  outstanding....................         1,652    $
12,643
                                    -----------    ---------
----
                                    -----------    ---------
----

------------------------------------------------------------
--------------------
                                       10

Notes to Financial Statements           PRUDENTIAL
INTERNATIONAL BOND FUND, INC.
------------------------------------------------------------
--------------------

Class Z                               Shares          Amount
---------------------------------   -----------    ---------
----
March 17, 1997(c) through
  December 31, 1997:
Shares sold......................        89,636    $
656,614
Shares issued in reinvestment of
  dividends and distributions....         2,944
21,152
Shares reacquired................        (4,193)
(31,016)
                                    -----------    ---------
----
Net increase in shares
  outstanding....................        88,387
646,750
                                    -----------    ---------
----
                                    -----------    ---------
----

---------------
(a) Net of $4,291,995 redemption fee retained by the Fund.
(b) Prior to January 15, 1996, the Fund operated as a closed-
end investment
    company.
(c) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
                                       11

Financial Highlights                   PRUDENTIAL
INTERNATIONAL BOND FUND, INC.
------------------------------------------------------------
-------------------

Class A(b)

Year Ended December 31,

-----------------------------------------------

1997(c)        1996         1995         1994

--------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year...........................................    $   7.63
$   7.68     $   6.76     $   7.84

--------     --------     --------     --------
Income from investment operations:
Net investment
income......................................................
 ..         .49          .56          .48          .45
Net realized and unrealized gain (loss) on investments and
foreign

currencies..................................................
 ..............        (.22)         .28         1.13
(.97)

--------     --------     --------     --------
   Total from investment
operations..........................................
 .27          .84         1.61         (.52)

--------     --------     --------     --------
Less distributions:
Dividends from net investment
income.........................................        (.58)
(.67)        (.48)        (.23)
Distributions in excess of net investment
income.............................        (.24)
(.40)        (.21)       --
Distributions from net realized capital
gains................................       --           --
--            (.10)
Distributions in excess of net capital
gains.................................       --           --
--           --
Tax return of capital
distributions..........................................
--           --           --            (.23)

--------     --------     --------     --------
   Total dividends and
distributions.........................................
(.82)       (1.07)        (.69)        (.56)

--------     --------     --------     --------
Redemption fee retained by
Fund(c)...........................................       --
 .18        --           --

--------     --------     --------     --------
Net asset value, end of
year.................................................    $
7.08     $   7.63     $   7.68     $   6.76

--------     --------     --------     --------

--------     --------     --------     --------
Per share market price, end of
year..........................................         N/A
N/A     $  7.375     $  5.625

--------     --------

--------     --------
TOTAL INVESTMENT RETURN BASED ON(a):
   Market
price.......................................................
 .......         N/A          N/A        44.39%      (12.04)%
   Net asset
value.......................................................
 ....        3.62%       14.02%       25.14%       (5.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000)................................................    $
96,365     $125,637     $350,339     $308,703
Average net assets
(000).....................................................
$110,910     $180,588     $342,741     $331,421
Ratios to average net assets:
   Expenses, including distribution
fees.....................................        1.64%
1.48%        1.05%        1.11%
   Expenses, excluding distribution
fees.....................................        1.49%
1.34%        1.05%        1.11%
   Net investment
income.....................................................
6.54%        6.45%        6.37%        6.21%
Portfolio turnover
rate......................................................
53%          38%         203%         526%

1993

--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year...........................................  $   7.38

--------
Income from investment operations:
Net investment
income......................................................
 ..       .55
Net realized and unrealized gain (loss) on investments and
foreign

currencies..................................................
 ..............       .74

--------
   Total from investment
operations..........................................
1.29

--------
Less distributions:
Dividends from net investment
income.........................................      (.23)
Distributions in excess of net investment
income.............................     --
Distributions from net realized capital
gains................................      (.54)
Distributions in excess of net capital
gains.................................      (.06)
Tax return of capital
distributions..........................................
--

--------
   Total dividends and
distributions.........................................
(.83)

--------
Redemption fee retained by
Fund(c)...........................................     --

--------
Net asset value, end of
year.................................................  $
7.84

--------

--------
Per share market price, end of
year..........................................  $   7.00

--------

--------
TOTAL INVESTMENT RETURN BASED ON(a):
   Market
price.......................................................
 .......     11.57%
   Net asset
value.......................................................
 ....     18.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000)................................................
$357,783
Average net assets
(000).....................................................
$361,374
Ratios to average net assets:
   Expenses, including distribution
fees.....................................      1.07%
   Expenses, excluding distribution
fees.....................................      1.07%
   Net investment
income.....................................................
6.93%
Portfolio turnover
rate......................................................
441%

---------------
(a) Total investment return based on net asset value is
calculated assuming a
    purchase of common stock at the current net asset value
on the first day and
    a sale at the current net asset value on the last day of
each year reported.
    Total investment return does not consider the effect of
sales load. Prior to
    January 15, 1996 the Fund operated as a closed-end
investment company and
    total investment return was calculated based on market
value assuming a
    purchase of common stock at the current market value on
the first day and a
    sale at the current market value on the last day of each
year reported.
    Dividends and distributions are assumed for purposes of
this calculation to
    be reinvested at prices obtained under the dividend
reinvestment plan. This
    calculation does not reflect brokerage commissions.
(b) Prior to January 15, 1996 the Fund operated as a closed-
end, non-diversified
management investment company.
(c) Calculated based upon weighted average shares
outstanding during the year.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

Financial Highlights                   PRUDENTIAL
INTERNATIONAL BOND FUND, INC.
------------------------------------------------------------
-------------------

Class B                  Class C

-----------------------------     ------------

January 15,

Year           1996(c)            Year

Ended           Through           Ended

December 31,     December 31,     December 31,

1997(d)            1996           1997(d)

------------     ------------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................................      $
7.64         $   7.72         $   7.64

------------     ------------     ------------
Income from investment operations:
Net investment
income......................................................
 ..           .44              .52              .40
Net realized and unrealized gain (loss) on investments and
foreign

currencies..................................................
 ..............          (.20)             .25
(.16)

------------     ------------     ------------
   Total from investment
operations..........................................
 .24              .77              .24

------------     ------------     ------------
Less distributions:
Dividends from net investment
income.........................................
(.54)            (.63)            (.54)
Distributions in excess of net investment
income.............................          (.24)
(.40)            (.24)

------------     ------------     ------------
   Total dividends and
distributions.........................................
(.78)           (1.03)            (.78)

------------     ------------     ------------
Redemption fee retained by
Fund(d)...........................................        --
 .18           --

------------     ------------     ------------
Net asset value, end of
period...............................................      $
7.10         $   7.64         $   7.10

------------     ------------     ------------

------------     ------------     ------------
TOTAL INVESTMENT
RETURN(a)...................................................
3.25%           12.86%            3.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................................
$531              $75              $76
Average net assets
(000).....................................................
$335              $23              $26
Ratios to average net assets:
   Expenses, including distribution
fees.....................................          2.24%
2.09%(b)         2.24%
   Expenses, excluding distribution
fees.....................................          1.49%
1.34%(b)         1.49%
   Net investment
income.....................................................
6.00%            5.85%(b)         5.96%
Portfolio turnover
rate......................................................
53%              38%              53%

Class Z

------------

January 15,       March 17,

1996(c)          1997(c)

Through          Through

December 31,     December 31,

1996           1997(d)

------------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................................    $   7.72
$   7.57

------------     ------------
Income from investment operations:
Net investment
income......................................................
 ..         .52              .38
Net realized and unrealized gain (loss) on investments and
foreign

currencies..................................................
 ..............         .25             (.04)

------------     ------------
   Total from investment
operations..........................................
 .77              .34

------------     ------------
Less distributions:
Dividends from net investment
income.........................................        (.63)
(.59)
Distributions in excess of net investment
income.............................        (.40)
(.24)

------------     ------------
   Total dividends and
distributions.........................................
(1.03)            (.83)

------------     ------------
Redemption fee retained by
Fund(d)...........................................
 .18           --

------------     ------------
Net asset value, end of
period...............................................    $
7.64         $   7.10

------------     ------------

------------     ------------
TOTAL INVESTMENT
RETURN(a)...................................................
12.86%            4.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................................
$13             $628
Average net assets
(000).....................................................
$8             $121
Ratios to average net assets:
   Expenses, including distribution
fees.....................................        2.09%(b)
1.49%(b)
   Expenses, excluding distribution
fees.....................................        1.34%(b)
1.49%(b)
   Net investment
income.....................................................
5.85%(b)         6.82%(b)
Portfolio turnover
rate......................................................
38%              53%

---------------
(a) Total investment return is based on a purchase of common stock at the
    current net asset value on the first day and a sale at
the current net asset
    value on the last day of each period reported. Total
investment return does
    not consider the effect of sales load. Total investment
returns for periods
    of less than one full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class B, Class C and Class Z shares.
(d) Calculated based upon weighted average shares
outstanding during the period.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

Report of Independent Accountants      PRUDENTIAL
INTERNATIONAL BOND FUND, INC.
------------------------------------------------------------
-------------------
To the Shareholders and Board of Directors of Prudential International Bond Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential International Bond Fund,
Inc. (formerly The Global Government Plus Fund, Inc., the
'Fund') at December
31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
February 13, 1998


Federal Income Tax Information         PRUDENTIAL
INTERNATIONAL BOND FUND, INC.
------------------------------------------------------------
-------------------
We are required by the Internal Revenue Code to advise you
within 60 days of the
Fund's fiscal year end (December 31, 1997) as to the federal tax status of
distributions paid by the Fund during such fiscal year.
Accordingly, during its
fiscal year ended December 31, 1997, the Fund paid
distributions of $.8216 per
Class A share, $.7772 per Class B share, $.7772 per Class C
share, and $.8269
per Class Z share which represent dividends from ordinary
income (net investment
income and currency gains).
We wish to advise you that the dividends received deduction
for the Fund is
zero. Only funds that invest in U.S. equity securities are
entitled to
pass-through a corporate dividends received deduction.
------------------------------------------------------------
--------------------

Getting
The Most
From Your
Prudential
Mutual
Fund.

How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help.

So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: One 1/100th of 1%. For example, one half of one percentage point is 50 basis points.

Call Option: A contract giving the holder a right to buy stocks or bonds at a predetermined price (called the strike price) before a predetermined expiration date.

A buyer of a call option generally expects to benefit from a rise in the price of the stock or bond.

Capital Gain/Capital Loss: The difference between the cost of a capital asset (for example, a stock, bond or mutual fund share) and its selling price. Under current law the federal income tax rate for individuals on a long-term capital gain is up to 28%.

Collateralized Mortgage Obligations (CMOs): Pools of mortgage-backed securities sliced in maturity ranges that bear differing interest rates. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from another security. The rate of return of these financial products rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to banks and other depository institutions.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to deliver a specific amount of a commodity or financial instrument at a set price at a stipulated time in the future.

Leverage: The use of borrowed assets to enhance return on equity. The expectation is that the interest rate charged will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument
(or mutual fund) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; most often used
to describe the difference   between prices bid and asked
for a security.

Yankee Bond: A bond denominated in U.S. dollars but sold by a foreign company or government in the U.S. market.

Getting
The Most
From Your
Prudential
Mutual
Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative.
Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It? Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate.
And risk can be difficult to gauge --sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month.
Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Comparing A $10,000 Investment.
-------------------------------------------------
Prudential International Bond Fund, Inc. vs. the
J.P. Morgan Government Bond Index.

--The Prudential International Bond Fund, Inc.
//J.P. Morgan Government Bond Index

Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.
The box on top of the chart is designed to give you an idea how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class.

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the Prudential International Bond Fund, Inc. (Class A, Class
B, Class C and Class Z) with a similar investment in the J.P. Morgan Government Bond Index by portraying the initial account values at the commencement of operations of each share class, (10 years for Class A shares) and subsequent account values at the end of this reporting period (December 31, 1997), as measured on a quarterly basis, beginning in 1987 for Class A shares, in 1996 for Class B and C shares, and in 1997 for Class Z shares. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and Class C shares, assuming full redemption on December 31, 1997; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, beginning approximately seven years after purchase. This conversion feature is not reflected in the graph. Class Z shares do not carry a sales charge or a distribution fee. Since Class Z shares have been in existence less than a year, no average annual total returns are presented.

This global Index is traded, unhedged, and measured in U.S.
dollars. The Index is market weighted and represents the total return of government bonds from 13 countries, including Australia, Belgium, Canada, Denmark, France,
Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States. It provides a broad measure of market performance.

It is an unmanaged Index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities in the Index may differ substantially from the securities in the Fund.
The Index is not the only one that may be used to characterize performance of global bond funds, and other indexes may portray different comparative performance.

Average Annual
Total Returns -- Class A
---------------------------
With Sales Load
8.53% Since Inception
7.87% for 10 Years
9.68% for 5 Years
-0.53% for 1 Year

Without Sales Load
8.95% Since Inception
8.31% for 10 Years
10.58% for 5 Years
3.62% for 1 Year

Class A               (GRAPH)

Average Annual
Total Returns - Class B
-------------------------
With Sales Load
6.21% Since Inception
-1.75% for 1 Year

Without Sales Load
8.12% Since Inception
3.25% for 1 Year

Class B               (GRAPH)


Average Annual
Total Returns - Class C
-------------------------
With Sales Load
8.12% Since Inception
2.25% for 1 Year

Without Sales Load
8.12% Since Inception
3.25% for 1 Year

Class C               (GRAPH)


Class Z               (GRAPH)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74436 Q101   MF170E
74436 Q200   Cat. #42M183Q
74436 Q309
74436 Q408